Pension and other post-retirement benefits - Additional Information (Detail) CAD in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017 USD ($)	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2017 USD ($)
Employee Benefits Disclosure [Line Items]
Defined contribution pension plan cost		CAD 9,387		CAD 5,223
Accumulated benefit obligation for pension plan		614,840		317,025
Defined benefit plan, amounts recognized in other comprehensive income (loss), net prior service cost (credit) | $			$ 2,217
Net actuarial gain (loss) for defined benefit pension plan that will be amortized from accumulated other comprehensive income over next fiscal year | $					$ 8,204
Defined Benefit Plan, Benefit Obligation, Actuarial Gain (Loss) | $	$ 2,354
Gain on curtailment | $	$ 853
Pension Plans
Employee Benefits Disclosure [Line Items]
Expected employer contributions for next year		26,686
Defined Benefit Plan, Benefit Obligation, Actuarial Gain (Loss)		(49,785)		(6,773)
Gain on curtailment		(1,129)		0
Other Postretirement Benefit Plans, Defined Benefit
Employee Benefits Disclosure [Line Items]
Expected employer contributions for next year		4,898
Defined Benefit Plan, Benefit Obligation, Actuarial Gain (Loss)		(13,321)		2,870
Gain on curtailment		CAD (6)		CAD 0